Financial Instruments - Schedule of Carrying Amounts and Fair Value (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	$ 2,204,803	$ 2,982,499
Financial assets, Fair value	2,204,803	2,982,499
Loans and borrowings [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	184,285	352,814
Financial assets, Fair value	184,285	352,814
Lease liabilities [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	206,956
Financial assets, Fair value	206,956
Due to related parties [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial assets, Carrying amount	317,784	302,232
Financial assets, Fair value	317,784	302,232
Cash and cash held in trust [Member] | Level 1 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	2,529,535	3,841,866
Financial assets, Fair value	2,529,535	3,841,866
Trade and other receivables [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	4,097	370,537
Financial assets, Fair value	4,097	370,537
Loan receivable [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	990,688	955,022
Financial assets, Fair value	$ 990,688	$ 955,022